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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Partners, L.P.
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05207

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Dennis H. Javer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Dennis H. Javer                 Mt. Kisco, New York        February 11, 2002
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $87,277 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05209
Name   Bedford Oak Advisors, LLC

No.  2
Form 13F File Number 28-05211
Name:  Harvey P. Eisen



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corp.                      COM              037389103     1066    30000 SH       SOLE                    30000
Abraxas Pete Corp.             COM              003830106      611   463000 SH       SOLE                   463000
Acceptance Insurance           COM              004308102     6442  1265600 SH       SOLE                  1265600
Alaska Communications          COM              01167P101      315    39500 SH       SOLE                    39500
American Classic Voyage        COM              024928103        7  1330000 SH       SOLE                  1330000
American Pacific Corp.         COM              028740108     1282   153000 SH       SOLE                   153000
Apple Computer                 COM              037833100     1095    50000 SH       SOLE                    50000
Ascential Software Corp        COM              04362P108      202    50000 SH       SOLE                    50000
Avatex                         COM              05349F402       87  1160000 SH       SOLE                  1160000
Ballantyne of Omaha            COM              058516105      290   528000 SH       SOLE                   528000
Barnsandnoble.com              COM              067846105      678   440000 SH       SOLE                   440000
Berkshire Hathaway Class B     COM              084670207     3106     1230 SH       SOLE                     1230
CNA Financial                  COM              126117100     1283    44000 SH       SOLE                    44000
Cache                          COM              127150308      830   221300 SH       SOLE                   221300
Capital Trust                  COM              14052H100     5040   875000 SH       SOLE                   875000
Citigroup                      COM              172967101      353     7000 SH       SOLE                     7000
Coastcast                      COM              19057T108     2742   534500 SH       SOLE                   534500
Comcast                        COM              200300200     1080    30000 SH       SOLE                    30000
Concorde Carreer Colleges      COM              20651H201      100    15000 SH       SOLE                    15000
Coram Health                   COM              218103109      486   810000 SH       SOLE                   810000
Cotton States Life             COM              221774102     1101   114700 SH       SOLE                   114700
Danielson Holding 350,000 by P COM              236274106     2858   643800 SH       SOLE                   643800
Davel                          COM              238341101        3    97200 SH       SOLE                    97200
Ditech Comm                    COM              25500M103      120    20000 SH       SOLE                    20000
ECI Telecom                    COM              268258100     1074   200000 SH       SOLE                   200000
ECollege.com                   COM              27887E100      174    55000 SH       SOLE                    55000
Epresence Inc.                 COM              294348107     1047   250000 SH       SOLE                   250000
Ezenia!                        COM              302311105      123   300000 SH       SOLE                   300000
GP Strategies                  COM              36225V104     1866   491000 SH       SOLE                   491000
Genentech Inc.                 COM              368710406     1085    20000 SH       SOLE                    20000
Genus Inc.                     COM              372461103      788   324300 SH       SOLE                   324300
Giant Group                    COM              374503100       67   137700 SH       SOLE                   137700
Gillette Company               COM              375766102      668    20000 SH       SOLE                    20000
Glacier Water Service          COM              376395109      400    50000 SH       SOLE                    50000
Goldman Sachs                  COM              38141G104     2040    22000 SH       SOLE                    22000
Hexcel                         COM              428291108     1438   467000 SH       SOLE                   467000
IVAX                           COM              465823102     2820   140000 SH       SOLE                   140000
Interland Inc.                 COM              458727104      531   251700 SH       SOLE                   251700
Kaneb Service Inc              COM              484173109      586    30000 SH       SOLE                    30000
Little Switzerland             COM              537528101      247   120000 SH       SOLE                   120000
Meridian Resource              COM              58977Q109     1548   388000 SH       SOLE                   388000
Microsoft                      COM              594918104      331     5000 SH       SOLE                     5000
Millenium Cell                 COM              60038B105     1566   300000 SH       SOLE                   300000
PE Corp- Celera Grnomics Group COM              69332S201     1334    50000 SH       SOLE                    50000
Phillip Morris                 COM              718154107     5960   130000 SH       SOLE                   130000
Phoenix Technologies           COM              719153108     1106    95000 SH       SOLE                    95000
Pitney Bowes                   COM              724479100     1504    40000 SH       SOLE                    40000
Plains Resources               COM              726540503     6005   244000 SH       SOLE                   244000
Quentra Networks               COM              748337102        0   125000 SH       SOLE                   125000
Right Start                    COM              766574206     2135   432200 SH       SOLE                   432200
Safeway                        COM              786514208      626    15000 SH       SOLE                    15000
Sagent Technology              COM              786693101      332   350000 SH       SOLE                   350000
Shaw Communications            COM              82028K200      742    35000 SH       SOLE                    35000
Strouds Inc.                   COM              863451100        0   138500 SH       SOLE                   138500
TAXI Medallion Financial       COM              583928106      103    13000 SH       SOLE                    13000
United Defense Inds            COM              91018B104      210    10000 SH       SOLE                    10000
United Parcel Service          COM              911312106     3706    68000 SH       SOLE                    68000
Value Vision                   COM              92047K107     6659   339900 SH       SOLE                   339900
Whitman Educational Group      COM              966524100     5183  1126700 SH       SOLE                  1126700
Young Broadcasting             COM              987434107     1422    79200 SH       SOLE                    79200
ZI Corp                        COM              988918108      419    60000 SH       SOLE                    60000
KOKEN LTD                      COM              6496001         53    13000 SH       SOLE                    13000
Kawasaki Safety Svc            COM              6502384         57    18000 SH       SOLE                    18000
Takuma Co.                     COM              6870768        102    15000 SH       SOLE                    15000
Tokyu Corporation              COM              6895084         43    38000 SH       SOLE                    38000
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